OIL AND NATURAL GAS PROPERTIES (Details Narrative 1)				1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 11, 2019	Jan. 08, 2018 USD ($) $ / shares	Oct. 25, 2017 USD ($)	Oct. 31, 2017 USD ($)	Aug. 31, 2017 USD ($) Number	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($)	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares	Mar. 29, 2018 USD ($)	Jan. 02, 2018 USD ($)
Impairment of oil and natural gas properties						$ 4,252,539	$ 4,252,539			$ 3,316,212
Ownership percentage by Texas South					20.00%
Proceeds received under letter agreement					$ 166,989
Common stock, par value (in dollars per share) | $ / shares						$ 0.001	$ 0.001		$ 0.001	$ 0.001
Issuance of stock for consulting services								$ 4,895,255	$ 5,206,753
Value of common stock						$ 1,092,266	$ 1,092,266		832,013	$ 692,196
Hi-View Investment Partners, LLC [Member]
Issuance of stock for consulting services			$ 80,000,000
Value of common stock											$ 4,800,000
Second Amendment [Member]
Ownership percentage by Texas South				20.00%
Proceeds to be received under farm out agreement				$ 329,062
Participation agreement [Member]
Percent of working interest		20.00%
Percent of exploratory costs		8.00%
Participation agreement [Member] | Delek GOM Investments, LLC, [Member]
Percent of working interest		75.00%
Percent of exploratory costs		90.00%
Cash for each prospect exploration plan		$ 1,100,000
Percentage of option to purchase		5.00%
Common stock, par value (in dollars per share) | $ / shares		$ 0.001
Percent of obligation for each Phase	20.00%	20.00%
Percent of common stock preceding under acquisition	5.00%	10.00%
Participation agreement [Member] | Delek GOM Investments, LLC, [Member] | Minimum [Member]
Percent to fund well costs		20.00%
Percent of budget to fund well costs		115.00%
Third Amendment [Member]
Ownership percentage by Texas South												20.00%
Proceeds to be received under farm out agreement												$ 225,000
Consulting Fees And Salaries And Benefits [Member]
Exploration costs capitalized during the period									229,267	172,094
Stock Option Costs [Member]
Exploration costs capitalized during the period									820,877	195,127
Technological Infrastructure And Third Party Hosting Services [Member]
Exploration costs capitalized during the period									53,934	53,014
Capitalized Acquisition Costs [Member]
Exploration costs capitalized during the period									$ 138,729
Bureau Of Ocean Energy Management [Member]
Gross annual lease rental payments										$ 376,368
Blocks acquired | Number					1
Lease paid				$ 140,591	$ 26,398
Percent of total lease bonus amount				80.00%	20.00%